Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share
Net income	$ 2,036	$ 1,931	$ 1,914	$ 1,872	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 7,753	$ 7,402
Less allocated earnings on non-vested restricted stock									(98)	(97)
Less allocated dividends on non-vested restricted stock									(270)	(243)
Net income allocated to common stockholders									$ 7,385	$ 7,062
Weighted Average Shares, Basic									5,492,092	5,539,653
Weighted Average Shares, Diluted									5,492,092	5,539,653
Basic earnings per share (in dollars per share)	$ 0.35	$ 0.34	$ 0.33	$ 0.32	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 1.34	$ 1.27
Diluted earnings per share (in dollars per share)	$ 0.35	$ 0.34	$ 0.33	$ 0.32	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 1.34	$ 1.27